CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Entertainment	$ 2,175,756	$ 2,281,747	$ 5,004,487	$ 5,308,964	$ 9,558,081	$ 9,531,278
Other	21,254	19,367	44,332	38,470	77,229	77,578
TOTAL REVENUES	2,197,010	2,301,114	5,048,819	5,347,434	9,635,310	9,608,856
DIRECT COSTS AND EXPENSES:
Direct salaries and other compensation	186,541	216,734	382,930	428,805	843,074	792,324
Rent and utilities	744,061	676,504	1,481,500	1,368,759	2,745,637	3,125,067
Other direct operating costs	463,874	478,529	932,589	883,521	1,924,936	1,998,986
Depreciation and amortization	236,714	197,825	460,765	384,790	788,779	720,576
License expense	31,071	40,210	49,357	60,773	81,365	69,897
TOTAL COSTS AND EXPENSES	1,662,261	1,609,802	3,307,141	3,126,648	6,383,791	6,706,850
GROSS MARGIN	534,749	691,312	1,741,678	2,220,786	3,251,519	2,902,006
GENERAL AND ADMINISTRATIVE EXPENSES:
Salaries and other compensation	334,257	355,206	689,034	688,315	1,365,413	1,274,637
Legal and accounting fees	181,723	238,563	315,600	407,725	789,781	579,549
Depreciation and amortization	20,130	19,538	39,907	37,975	79,675	97,644
Share-based compensation expense	40,217	26,855	65,534	52,031	103,078	202,504
Other general and administrative	245,086	185,535	456,357	348,571	737,056	642,265
TOTAL GENERAL AND ADMINISTRATIVE EXPENSES	821,413	825,697	1,566,432	1,534,617	3,075,003	2,796,599
ARBITRATION JUDGMENT				(122,449)	(122,449)
CHANGE IN ESTIMATE						122,000
OPERATING INCOME (LOSS)	(286,664)	(134,385)	175,246	563,720	54,067	227,407
OTHER INCOME AND EXPENSES:
Interest income	4,062	8,428	8,973	16,914	29,653	45,632
Interest expense	(37,471)	(45,706)	(72,723)	(92,267)	(186,586)	(216,018)
Other income and expenses		(2,289)	(1,549)	(15,190)	(15,190)	(8,157)
TOTAL OTHER INCOME AND EXPENSES	(33,409)	(39,567)	(65,299)	(90,543)	(172,123)	(178,543)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(320,073)	(173,952)	109,947	473,177	(118,056)	48,864
PROVISION FOR INCOME TAXES	18,345	27,114	37,679	54,041	75,250	105,595
INCOME (LOSS) FROM CONTINUING OPERATIONS	(338,418)	(201,066)	72,268	419,136	(193,306)	(56,731)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS					(15,251)	292,433
NET INCOME (LOSS)	$ (338,418)	$ (201,066)	$ 72,268	$ 419,136	$ (208,557)	$ 235,702
Basic earnings (loss) per share
Continuing operations (in Dollars per share)	$ (0.02)	$ (0.01)	$ 0.00	$ 0.02	$ (0.01)	$ 0.00
Discontinued operations (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00		$ 0.02
Total (in Dollars per share)	$ (0.02)	$ (0.01)	$ 0.00	$ 0.02	$ (0.01)	$ 0.01
Diluted earnings (loss) per share
Continuing operations (in Dollars per share)	$ (0.02)	$ (0.01)	$ 0.00	$ 0.02	$ (0.01)	$ 0.00
Discontinued operations (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00		$ 0.02
Total (in Dollars per share)	$ (0.02)	$ (0.01)	$ 0.00	$ 0.02	$ (0.01)	$ 0.01
Weighted average shares outstanding – basic (in Shares)	17,324,439	17,880,653	17,324,439	17,898,854	17,815,114	17,583,785
Weighted average shares outstanding – diluted (in Shares)	17,324,439	17,880,653	17,792,261	18,327,548	17,815,114	18,203,021